Document And Entity Information	Dec. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	Culp, Inc.
Entity Central Index Key	0000723603
Entity Emerging Growth Company	false
Securities Act File Number	1-12597
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	56-1001967
Entity Address, Address Line One	1823 Eastchester Drive
Entity Address, City or Town	High Point
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27265
City Area Code	336
Local Phone Number	889-5161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.05 per share
Trading Symbol	CULP
Security Exchange Name	NYSE